Organization and Business Description - Schedule of Revenue (Details) - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenue [Line Items]
Net revenue	$ 9,881,505	$ 10,556,891
Net income	$ 207,608	$ 2,201,868